Trade receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade receivables
Aging structure of trade receivables

December 31,
2017

Not due at the end of the reporting period	1,560
Amount past due for the following time ranges
Less than 3 months	2,998
Between 3 and 6 months	363
Between 6 and 9 months	68
Between 9 and 12 months	70
More than 12 months	34
Total	5,093

Change in the allowance for doubtful accounts

	Year Ended December 31,
	2018	2017
	(€ in thousands)
Loss allowance at December 31, 2017 under IAS 39	482	336
Trade and other receivables as at December 31, 2017	62	--
Additional trade receivables recognized on adoption of IFRS 15	1	--
Loss allowance at January 1, 2018 under IFRS 9	545	336
Provisions	227	237
Write-offs	(351)	(58)
Release to income	(38)	(33)
Balance at end of period	383	482